Trade and other receivables - Schedule of Trade And Other Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade and other receivables [Line Items]
Trade receivables – gross	€ 42,670	€ 39,563
Loss allowance	0	0
Trade receivables – net	42,670	39,562
VAT receivables	2,459	1,015
Other receivables	1,517	232
Receivables from related parties	194	142
Government grants receivables	395	1,126
Total	47,235	42,077
Trade receivables
Schedule of Trade and other receivables [Line Items]
Loss allowance	€ 0	€ (1)